Expense Example, No Redemption	Apr. 30, 2026 USD ($)
Mairs & Power Fund | Mairs & Power Fund, Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	774
Mairs & Power Balanced Fund | Mairs & Power Balanced Fund, Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	894
Mairs & Power Small Cap Fund | Mairs & Power Small Cap Fund, Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	$ 1,190